RELATED PARTY AND PARTIES IN INTEREST TRANSACTIONS (Details) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Vontier common stock | EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	0.1	0.1